Financing receivables - Changes in Allowance for Losses for Current Period (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2014
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		¥ 961		¥ 848		¥ 939
Provision for credit losses, Allowance for credit losses against loans		¥ 33		¥ 111		(89)
Charge-offs, Allowance for credit losses against loans						(2)
Other,Allowance for credit losses against loans	[1]	¥ (1)		¥ 2		0
Ending balance, Allowance for credit losses against loans		993		961		848
Allowance for credit losses against receivables other than loans [Roll Forward]
Opening balance, Allowance for credit losses against receivables other than loans		2,292		2,161		1,319
Provision for credit losses, Allowance for credit losses against receivables other than loans		¥ 287		254		960
Charge-offs, Allowance for credit losses against receivables other than loans				(189)		(146)
Other, Allowance for credit losses against receivables other than loans	[1]	¥ (95)		66		28
Ending balance, Allowance for credit losses against receivables other than loans		2,484		2,292		2,161
Total allowance for doubtful accounts [Roll Forward]
Opening balance, Total allowance for doubtful accounts		3,253		3,009		2,258
Provision for credit losses, Total allowance for doubtful accounts		¥ 320		365		871
Charge-offs, Total allowance for doubtful accounts				(189)		(148)
Other, Total allowance for doubtful accounts	[1]	¥ (96)		68		28
Ending balance, Total allowance for doubtful accounts		3,477		3,253		3,009
Loans at banks [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		739		678		789
Provision for credit losses, Allowance for credit losses against loans		¥ 173		¥ 61		(109)
Charge-offs, Allowance for credit losses against loans						(2)
Other,Allowance for credit losses against loans						0	[1]
Ending balance, Allowance for credit losses against loans		¥ 912		¥ 739		678
Short-term secured margin loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		142		87		26
Provision for credit losses, Allowance for credit losses against loans		¥ (75)		¥ 53		¥ 61
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans		¥ (1)	[1]	¥ 2	[1]
Ending balance, Allowance for credit losses against loans		¥ 66		¥ 142		¥ 87
Inter-bank money market loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans
Provision for credit losses, Allowance for credit losses against loans		¥ 7
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans
Ending balance, Allowance for credit losses against loans		¥ 7
Corporate loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		79		¥ 82		¥ 95
Provision for credit losses, Allowance for credit losses against loans		¥ (71)		¥ (3)		¥ (13)
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans	[1]	¥ 0		¥ 0		¥ 0
Ending balance, Allowance for credit losses against loans		8		79		82
Advances to affiliated companies [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		1		1		29
Provision for credit losses, Allowance for credit losses against loans		¥ (1)		¥ 0		¥ (28)
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans
Ending balance, Allowance for credit losses against loans		¥ 0		¥ 1		¥ 1

[1]	Includes the effect of foreign exchange movements.